Related Party Balances and Transactions (Details) - Schedule of Maturities - Dec. 31, 2023	CNY (¥)	USD ($)
Schedule of maturities [Abstract]
2024
2025	35,991,345	5,081,585
Total	¥ 35,991,345	$ 5,081,585